LONG-TERM INVESTMENTS (Details Narrative) - USD ($)		6 Months Ended
	Jun. 09, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Equity method investments		$ 374,959
Equity method investments		1,900,000
Recognized loss from equity method investments		(307,403)	$ (578,619)
Impairment charges		0
Equity investments without readily determinable fair value		360,260		$ 394,670
Initial investment equity investments without readily determinable fair value		710,786
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Recognized loss from equity method investments		300,000	600,000
Impairment charges	$ 0	$ 30,000.00	$ 0